787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 19, 2017

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The New Ireland Fund, Inc. Investment Company Act File No. 811-05984

Ladies and Gentlemen:

On behalf of The New Ireland Fund, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund's Registration Statement on Form N-2 (the “Registration Statement”). The Fund responded to the comments of the staff of the Securities and Exchange Commission to the Registration Statement in a letter filed on October 19, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8762.

Sincerely,

/s/ Patrick T. Quinn

Patrick T. Quinn

Enclosures

cc:	Lelia Long, The New Ireland Fund, Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

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